Financial Instruments and Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Less than one year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 61,804	$ 59,850
Risk management contracts		248	417
Lease liabilities	[1]	7,669	6,002
Long-term debt	[2]	260,252	44,321
Total financial liabilities		329,973	110,590
Greater than one year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Risk management contracts
Lease liabilities	[1]	2,726	7,722
Long-term debt	[2]	83,600	332,029
Total financial liabilities		$ 86,326	$ 339,751

[1]	Amounts represent the expected undiscounted cash payments.
[2]	Amounts represent undiscounted principal only and exclude interest and transaction costs.